Contract liabilities (Tables)	12 Months Ended
Mar. 31, 2026
Contract Liabilities
Schedule of contract liabilities

The movement of contract liabilities was as follows:

	For the year ended March 31,
	2026	2025	2024

Balance at the beginning of year	$117,191	$241,008	$219,701
Advances received from customers	3,699,788	737,909	1,188,015
Amount recognized as revenue during the year	(679,268)	(861,203)	(1,155,739)
Exchange realignment	95,378	(523)	(10,969)
Balance at the end of year	$3,233,089	$117,191	$241,008